Other Liabilities, Provisions, Contingencies and Commitments - Provisions and Other Long Term Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [abstract]
Provisions	$ 12,855	$ 16,428
Taxes payable	458	508
Others	1,233	1,457
Total	$ 14,546	$ 18,393